Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Asset Retirement Obligations [abstract]
Summary of asset retirement obligations

	Turkey	Canada	Greece	Romania	Brazil (1)	Total

At January 1, 2020	$39,196	$12,638	$42,650	$1,533	$—	$96,017
Accretion during the year	753	243	863	34	52	1,945
Revisions to estimate	5,539	80	10,056	94	—	15,769
Settlements	(672)	—	(1,629)	—	—	(2,301)
Disposal	—	—	—	—	(52)	(52)
At December 31, 2020	$44,816	$12,961	$51,940	$1,661	$—	$111,378
Less: Current portion	—	—	(4,701)	—	—	(4,701)
Long term portion	$44,816	$12,961	$47,239	$1,661	$—	$106,677

Estimated undiscounted amount	$56,752	$14,218	$65,564	$2,153	$—	$138,687

(1) The asset retirement obligation related to the Vila Nova mine was included in liabilities associated with assets held for sale at December 31, 2019 and disposed of in 2020 (Note 32)

	Turkey	Canada	Greece	Romania	Brazil	Total

At January 1, 2019	$36,479	$12,215	$40,069	$1,364	$4,016	$94,143
Accretion during the year	981	316	1,090	39	106	2,532
Revisions to estimate	2,330	107	3,704	130	—	6,271
Settlements	(594)	—	(2,213)	—	—	(2,807)
Reclassified to liabilities associated with assets held for sale	—	—	—	—	(4,122)	(4,122)
At December 31, 2019	$39,196	$12,638	$42,650	$1,533	$—	$96,017
Less: Current portion	—	—	(1,782)	—	—	(1,782)
Long term portion	$39,196	$12,638	$40,868	$1,533	$—	$94,235

Estimated undiscounted amount	$48,064	$14,998	$56,467	$2,287	$4,416	$126,232

Summary of present value of estimated future net cash outflows
The provision is calculated as the present value of estimated future net cash outflows based on the following key assumptions:

	Turkey	Canada	Greece	Romania	Brazil
	%	%	%	%	%
At December 31, 2020
Inflation rate	0.7 to 1.5	0.9	0.4 to 1.7	1.5	—
Discount rate	0.7 to 1.5	0.9	0.4 to 1.7	1.5	—

At December 31, 2019
Inflation rate	1.8	1.8	1.7 to 1.9	1.9	1.6
Discount rate	1.9	1.9	1.7 to 2.3	2.3	1.6